UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-10565
                      (Investment Company Act File Number)


                           EQUITY SECURITIES TRUST II
               (Exact Name of Registrant as Specified in Charter)

                            C/O THE BANK OF NEW YORK
                               101 BARCLAY STREET
                            NEW YORK, NEW YORK 10286
               (Address of Principal Executive Offices) (Zip Code)

                                  212-815-2909
              (Registrant's Telephone Number, Including Area Code)

                                MS. BETTY COCOZZA
                              THE BANK OF NEW YORK
                               101 BARCLAY STREET
                            NEW YORK, NEW YORK 10286
                     (Name and Address of Agent for Service)

                                DECEMBER 31, 2003
                            (Date of Fiscal Year End)

                                DECEMBER 31, 2003
                           (Date of Reporting Period)

ITEM 1. REPORT TO STOCKHOLDERS.

EQUITY SECURITIES TRUST II
ANNUAL REPORT
DECEMBER 31, 2003

EQUITY SECURITIES TRUST II





Annual Report
December 31, 2003







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

SUMMARY INFORMATION
--------------------------------------------------------------------------------

Equity Securities Trust II (the "Trust") is a Delaware business trust. It was created to issue Equity Trust Securities and to carry out the transactions described in this summary. The Equity Trust Securities are securities that represent all of the beneficial interest in the Trust. On December 18, 2001, the Trust sold 9,791,336 Equity Trust Securities to the public at a price of $22.50 each. With part of the net proceeds received from the sale of the Equity Trust Securities, the Trust purchased a portfolio of U.S. Treasury securities and, with the remainder of the proceeds, it purchased prepaid forward contracts for the purchase of Rainbow Media Group Class A tracking stock (the "Tracking Stock") issued by Cablevision Systems Corporation ("Cablevision") from certain subsidiaries of AT&T Corp. These subsidiaries are referred to in this summary as the "Sellers." In August 2002 each share of the Tracking Stock was exchanged for
1.1909 shares of Cablevision NY Group Class A Common Stock (the "Class A
Stock").

The terms of the Equity Trust Securities are designed to give the holders a higher current yield than they would receive by owning the Class A Stock, while also giving them the chance to share in the increased value of Class A Stock if its price goes up. Cablevision does not currently pay dividends on its common stock and has stated that it does not intend to do so, but in the future Cablevision might pay dividends that are higher than the distributions holders will receive from the trust. Holders of the Equity Trust Securities will receive less than they paid for their securities if the price of 1.1909 shares Class A Stock is below that price when the trust terminates on or shortly after February 15, 2005 (which is referred to below as the "Exchange Date"), but they will receive only part of the increased value if the price of the Class A Stock goes up, and then only if the price is above $23.05 per share shortly before the Exchange Date.

Each Equity Trust Security entitles the holder to a cash distribution of $0.3516 on each February 15, May 15, August 15 and November 15, ending on February 15, 2005. Those payments are made from maturing U.S. Treasury securities that the Trust acquired when it issued the Equity Trust Securities.

Holders of the Equity Trust Securities originally were entitled to receive between 0.8197 and 1.0 shares of Tracking Stock for each Equity Trust Security owned on the Exchange Date. However, as a result of the exchange of Class A Stock for Tracking Stock, on the Exchange Date holders of the Equity Trust Securities will receive between 0.9762 and 1.1909 shares of Class A Stock for each Equity Trust Security owned. If, shortly before the Exchange Date, the price of the Class A Stock is more than $23.05 per share, holders will receive
0.9762 shares of Class A Stock, or the cash equivalent, for each Equity Trust Security owned. If the price of the Class A Stock is more than $18.89 per share but less than or equal to $23.05 per share, holders will receive Class A Stock worth $22.50, or the cash equivalent, for each Equity Trust Security. Finally, if the price of Class A Stock is $18.89 per share or less, holders will receive
1.1909 shares of Class A Stock, or the cash equivalent, for each Equity Trust Security owned. Those amounts will be adjusted if Cablevision splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur.

Under their prepaid forward contracts with the Trust, the Sellers have the option to deliver cash to the Trust instead of shares of Class A Stock. If the Sellers decide to deliver cash, holders will receive the cash value of the Class A Stock they would have received under the Sellers' contracts instead of the shares themselves. If Cablevision merges into another company or liquidates, holders may receive shares of the other company or cash instead of Class A Stock on the Exchange Date. If a Seller defaults under its prepaid forward contract with the Trust, the obligations of the Sellers under their contracts will be accelerated and the Trust will immediately distribute to holders the Class A Stock or cash received by the Trust under the prepaid forward contracts plus the proceeds from the sale of the U.S. Treasury securities then held by the Trust.

The Sellers may elect to deliver cash instead of the Class A Stock subject to their contracts by completing an offering of securities to refinance the Equity Trust Securities (a "rollover offering"). The Sellers may extend the Exchange Date under their prepaid forward contracts to May 15, 2005, but only in connection with a rollover offering. If the Sellers extend the Exchange Date, they must deliver cash to be distributed as an additional partial distribution at the rate of $0.3516 per quarter for the period beginning on February 15, 2005 and ending on the extended Exchange Date. If the Sellers complete a rollover offering and have extended the Exchange Date, the Sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the extended Exchange Date. If the Sellers have elected to extend the Exchange Date to May 15, 2005, the Sellers will also have the option, in connection with the consummation of the rollover offering, of later accelerating the Exchange Date to between February 15, 2005 and May 15, 2005, in which case the Sellers will deliver the cash due under their prepaid forward contracts by the fifth business day after the accelerated Exchange Date.

This is only a summary of certain provisions and features of the Equity Trust Securities and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the Trust's prospectus dated December 12, 2001. A copy of this prospectus may be found in the Securities and Exchange Commission's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                   | PricewaterhouseCoopers LLP
                                                   | 1177 Avenue of the Americas
                                                   | New York NY 10036
                                                   | Telephone (646) 471 4000
                                                   | Facsimile (813) 286 6000



                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Equity Securities Trust II


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Equity Securities Trust II (the "Trust") at December 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 18, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 1, the Trust is expected to terminate on February 15, 2005; however, the termination date can be extended to any date through May 15, 2005.


/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
February 6, 2004

EQUITY SECURITIES TRUST II
Statement of Assets and Liabilities
December 31, 2003
----------------------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $188,815,684)                                       $  253,895,049
Cash                                                                                     2,561
Prepaid expense                                                                         78,229
                                                                                --------------
        Total assets                                                               253,975,839

LIABILITIES
Unearned expense reimbursement                                                          78,229
                                                                                --------------
        Net assets                                                              $  253,897,610
                                                                                ==============


COMPOSITION OF NET ASSETS
Equity Trust Securities
  9,791,337 shares issued and outstanding (Note 9)                              $  188,818,245
Unrealized appreciation on investments                                              65,079,365
                                                                                --------------
        Net assets                                                              $  253,897,610
                                                                                ==============
        Net asset value per share
          ($253,897,610/9,791,337 shares outstanding)                           $        25.93
                                                                                ==============



   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Schedule of Investments
December 31, 2003
------------------------------------------------------------------------------------------------------------

                                                               Maturity
                                           Par Value             Date            Cost                Value
                                           ---------             ----            ----                -----

United States Treasury STRIPS            $  3,443,000          02/15/04    $   3,430,510       $   3,439,041
United States Treasury STRIPS               3,443,000          05/15/04        3,403,671           3,430,502
United States Treasury STRIPS               3,443,000          08/15/04        3,376,164           3,420,405
United States Treasury STRIPS               3,443,000          11/15/04        3,335,283           3,406,366
United States Treasury STRIPS               3,443,000          02/15/05        3,304,956           3,395,177
                                         ------------                      -------------       -------------
                                         $ 17,215,000                         16,850,584          17,091,491
                                         ============
FORWARD PURCHASE CONTRACTS
Cablevision NY Group Class A
  Common Stock (see Note 8)                                                  171,965,100         236,803,558
                                                                           -------------       -------------
        Total                                                              $ 188,815,684       $ 253,895,049
                                                                           =============       =============


   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Statement of Operations
Year Ended December 31, 2003
-------------------------------------------------------------------------------------------------------------

Interest income                                                                                  $    714,411

EXPENSES
Administrative fees and expenses                                                $  36,310
Legal fees                                                                          9,473
Audit fees                                                                         25,000
Trustees' fees                                                                     11,367
Other expenses                                                                     12,157
                                                                                ---------
        Total fees and expenses                                                    94,307
Expense reimbursement                                                             (94,307)
                                                                                ---------
        Total expense - net                                                                                 -
                                                                                                 ------------
        Net investment income                                                                         714,411
        Net change in unrealized appreciation of investments                                       73,286,408
                                                                                                 ------------
        Net increase in net assets resulting from operations                                     $ 74,000,819
                                                                                                 ============



   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Statement of Changes in Net Assets
Years Ended December 31, 2003 and 2002
-----------------------------------------------------------------------------------------------------

                                                                          2003                2002
                                                                          ----                ----

OPERATIONS
Net investment income                                               $     714,411       $     951,472
Net change in unrealized appreciation/(depreciation)
  of investments                                                       73,286,408         (30,386,972)
                                                                    -------------       -------------
        Net increase/(decrease) in net assets
          from operations                                              74,000,819         (29,435,500)
                                                                    -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                    (714,411)           (986,365)
Return of capital                                                     (13,056,126)        (11,507,638)
                                                                    -------------       -------------
        Total distributions                                           (13,770,537)        (12,494,003)
                                                                    -------------       -------------
        Net increase/(decrease) in net assets for the period           60,230,282         (41,929,503)

NET ASSETS
Beginning of period                                                   193,667,328         235,596,831
                                                                    -------------       -------------
End of period                                                       $ 253,897,610       $ 193,667,328
                                                                    =============       =============


   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Statement of Cash Flows
Year Ended December 31, 2003
--------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations                                      $ 74,000,819
Adjustment to reconcile net increase in net assets from operations to net cash provided by operating activities
    Net change in unrealized appreciation of investments                         (73,286,408)
    Proceeds from maturities of investments                                       13,772,000
    Amortization of discount on investments                                         (714,411)
                                                                                ------------
        Net cash provided by operating activities                                 13,772,000
                                                                                ------------

CASH FLOWS USED IN FINANCING ACTIVITIES
Distribution to shareholders                                                     (13,770,537)
                                                                                ------------
        Net cash used in financing activities                                    (13,770,537)
                                                                                ------------
        Net increase in cash                                                           1,463

CASH AND CASH EQUIVALENTS
Beginning of year                                                                      1,098
                                                                                ------------
End of year                                                                     $      2,561
                                                                                ============



   The accompanying notes are an integral part of these financial statements.

EQUITY SECURITIES TRUST II
Notes to Financial Statements
December 31, 2003
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Equity Securities Trust II (the "Trust") was established on October 30, 2001 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In December 2001, the Trust sold Equity Trust Securities to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of U.S. Treasury STRIPS and to pay the purchase price for prepaid forward purchase contracts for shares of Rainbow Media Group Class A Tracking Stock (the "Tracking Stock") from certain stockholders of the Tracking Stock (the "Sellers"). Each Equity Trust Security originally represented between 0.8197 and 1.00 share of the Tracking Stock or cash equal to the value of those shares. Effective August 20, 2002, each share of the Tracking Stock was exchangeable for 1.1909 shares of Cablevision NY Group Class A Common Stock (the "Class A Stock"). As a result, each Equity Trust Security represents between .9762 and 1.1909 shares of Class A Stock or its cash equivalent. The number of shares, or amount of cash, will vary, depending on the average market price of the Class A Stock over the twenty business days before the Exchange Date. Class A Stock, or its cash equivalent, is deliverable pursuant to the forward purchase contracts on February 15, 2005 (the "Exchange Date") but the Exchange Date may be extended by the Sellers to any date through May 15, 2005. The Trust will thereafter terminate upon the distribution of the Class A Stock or cash to the holders of the Equity Trust Securities.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

     VALUATION OF INVESTMENTS
     The U.S. Treasury STRIPS are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are fair valued, in accordance with procedures approved by the Trustees of the Trust, at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto. The estimated value may differ significantly from the value that would have been used had a ready market for the contracts existed, and the difference could be material.

     INVESTMENT TRANSACTIONS
     Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of amortization of discount. Realized gains and losses are accounted for on the specific identification method.

EQUITY SECURITIES TRUST II
Notes to Financial Statements
December 31, 2003
--------------------------------------------------------------------------------

     USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DISTRIBUTIONS

     The face amounts and maturities of U.S. Treasury STRIPS held by the Trust correspond to the amounts and payment dates of scheduled distributions to shareholders. Equity Trust Security holders are entitled to receive distributions from the maturity of U.S. Treasury STRIPS of $1.4064 per annum or $0.3516 per quarter (except for the first distribution on February 15, 2002 which was $.2212). Pursuant to the Trust Agreement, the U.S. Treasury STRIPS must be held to maturity unless termination of the Trust is accelerated in which case the U.S. Treasury STRIPS would be sold and the proceeds distributed pro rata to the shareholders. For the year ended December 31, 2003 the total distribution to shareholders was $13,770,537. The distribution included return of capital and net investment income of $13,056,126 and $714,411, respectively.

4.   PURCHASES, SALES AND MATURITIES OF INVESTMENTS

     U.S. Treasury STRIPS totaling $13,772,000 matured during the year ended December 31, 2003. There were no purchases or sales of securities during the year.

5.   TRUSTEES FEES

     Each of the three Trustees has been paid a one-time, up-front fee of $10,800 for his services during the life of the Trust. The Managing Trustee has been paid an additional one-time, up-front fee of $3,600 for serving in such capacity. The total prepaid fees of $36,000 were paid by the Trust's sponsor.

6.   INCOME TAXES

     The Trust is treated as a grantor trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 2003, net unrealized appreciation of investments, based on cost for Federal income tax purposes, of $188,815,684, aggregated $65,079,365, consisting of gross unrealized appreciation and depreciation of investments of $65,079,365, and $0, respectively.

7.   EXPENSES

     At the closing of the offering of the Equity Trust Securities, the Trust's sponsor paid the Trust's Administrator, its Custodian and its paying agent, and each Trustee, a one-time, up-front fee, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Trust's sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the custodian or the paying agent.

EQUITY SECURITIES TRUST II
Notes to Financial Statements
December 31, 2003
--------------------------------------------------------------------------------

8.   FORWARD PURCHASE CONTRACTS

     The Trust holds forward purchase contracts with the Sellers, for which it paid them a total of $171,965,100. Pursuant to such contracts on the Exchange Date the Sellers are obligated to deliver to the Trust a number of shares of Class A Stock or, at the Sellers' option, its cash equivalent equal to the product of the Exchange Rate times the initial number of shares subject to the Sellers' contracts. The Exchange Rate will vary depending on the average market price of the Class A Stock over the twenty business days before the Exchange Date (the "Average Market Price"). The Exchange Rate will be 1.1909 if the Average Market Price is $18.89 or less, will be .9762 if the Average Market Price is more than $23.05, and will be the rate that would result in the number of shares of Class A Stock that would be equal in value to $22.50 if the Average Market Price is more than $18.89 but less than or equal to $23.05. The forward purchase contracts are illiquid and cannot be sold by the Trust.

     Offering expenses of $314,000 were paid by the Sellers. This amount has been recorded as a reduction in the cost of the forward purchase contracts.

     The Sellers' obligations under the forward purchase contracts are collateralized by shares of Class A Stock which are being held in the custody of The Bank of New York, the Trust's custodian. At December 31, 2003, the custodian held 9,791,336 shares of the Tracking Stock which are exchangeable for 11,661,510 shares of Class A Stock with an aggregate value of $229,019,349.

9.   CAPITAL SHARE TRANSACTIONS

     During the offering period, the Trust sold 9,791,336 Equity Trust Securities to the public and received net proceeds of $213,381,908 ($220,305,060 less sales commissions and offering expenses of $6,923,152). As of December 31, 2003, there were 9,791,337 Equity Trust Securities issued and outstanding.

EQUITY SECURITIES TRUST II
Financial Highlights
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trade the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                                                           For the Period from
                                                                                            December 18, 2001
                                                                                             (Commencement
                                                                                            of Operations) to
                                                            2003              2002          December 31, 2001
                                                            ----              ----          -----------------

Net asset value, beginning of period                     $   19.78         $   24.06          $   21.82
                                                         ---------         ---------          ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                         0.07              0.10                  -
Unrealized gain on investments                                7.48             (3.10)              2.27
                                                         ---------         ---------          ---------
        Net increase in net asset value                       7.55             (3.00)              2.27
                                                         ---------         ---------          ---------
Less: Distributions
  Net investment income                                      (0.07)            (0.10)                 -
  Return of capital                                          (1.33)            (1.18)                 -
                                                         ---------         ---------          ---------
        Total distributions                                  (1.40)            (1.28)                 -
                                                         ---------         ---------          ---------
CAPITAL SHARE TRANSACTIONS
Offering costs                                                   -                 -              (0.03)
                                                         ---------         ---------          ---------
Ending net asset value                                   $   25.93         $   19.78          $   24.06
                                                         =========         =========          =========
Ending market value**                                    $   25.75         $   20.09          $   23.52
                                                         =========         =========          =========
Total investment return (2)                                  36.48 %           (7.53)%             4.53 %

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets
  Before reimbursement                                        0.04 %            0.05 %             0.32 %(1)
  After reimbursement                                         0.00 %            0.00 %             0.00 %(1)
Ratio of net investment income to average net assets
  Before reimbursement                                        0.27 %            0.48 %             0.08 %(1)
  After reimbursement                                         0.31 %            0.53 %             0.41 %(1)
Net assets, end of period (in thousands)                 $ 253,897         $ 193,667          $ 235,597

----------
(1)  Annualized
(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their share at the market value per shares on the last day of the period. The total return for a period of less than one year is not annualized.
*    Net proceeds less selling commissions ($0.68 per share).
**   Closing price on NYSE at end of year.

EQUITY SECURITIES TRUST II
Trustee Information
--------------------------------------------------------------------------------

The following are the Trustees of Equity Securities Trust II together with a brief description of their principal occupations during the past five years. Each Trustee was appointed by the Trust's sponsor and will serve until the termination of the Trust.

Name,                    Position Held With
Address,                 Registrant and                  Principal Occupations
Age                      Length of Service               During Past Five Years        Other Trustee Positions
---                      -----------------               ----------------------        -----------------------

Donald J. Puglisi        Managing Trustee since          Managing Director,            Equity Securities Trust I,
850 Library Avenue,      2001                            Puglisi & Associates;         DECS Trust IX.
Suite 204                                                MBNA America Professor
Newark, DE 19711                                         of Business Emeritus,
Age: 58                                                  University of Delaware

William R. Latham, III   Trustee since 2001              Associate Professor of        Equity Securities Trust I,
Department of                                            Economics, University of      DECS Trust IX.
Economics                                                Delaware
University of Delaware
Newark, DE 19716
Age: 59

James B. O'Neill         Trustee since 2001              Professor of Economics and    Equity Securities Trust I,
Center for Economic                                      Director, Center for          DECS Trust IX.
Education and                                            Economic Education and
Entrepreneurship                                         Entrepreneurship,
University of Delaware                                   University of Delaware
Newark, DE 19716
Age: 64

                                   ----------

None of these Trustees is an interested party of the Trust as defined in the Investment Company Act of 1940.

ITEM 2. CODE OF ETHICS

     The registrant has not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, because the registrant is exempt from section 17(a) of the Investment Company Act of 1940 (the "1940 Act") pursuant to an exemptive order of the Commission. In the Matter of Salomon Brothers Inc, 1997 WL 644127 (S.E.C. Release No. IC-22862), October 21, 1997.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

     The trustees of the registrant have determined that the registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert is Donald J. Puglisi, the managing trustee of the registrant. Mr. Puglisi is "independent" for purposes of Item 3 of Form N-CSR and qualifies as an audit committee financial expert by virtue of his undergraduate and graduate education in accounting and business administration and experience as a professor of finance at the University of Delaware, a position he held for more than 30 years.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees

          The aggregate fees billed for each of the last two fiscal years for professional services rendered by PricewaterhouseCoopers LLP, the principal accountant for the audit of the registrant's financial statements, were as follows: $25,000 for the fiscal year ended December 31, 2003; and $25,000 for the fiscal year ended December 31, 2002.

     (b)  Audit-Related Fees

          None.

     (c)  Tax Fees

          None.

     (d)  All Other Fees

          None.

          The engagement of PricewaterhouseCoopers LLP to audit the financial statements of the registrant and the annual audit fees payable to the firm for such services were pre-approved by the trustees of the registrant at the inception of the Trust. PricewaterhouseCoopers LLP performs no other services for the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

     The three trustees of the registrant, consisting of Messrs. Donald J. Puglisi, William R. Latham III and James B. O'Neill, act as the registrant's audit committee.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable. The registrant invests exclusively in non-voting securities.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

     Not applicable. Neither the registrant nor any "affiliated purchaser" has purchased any equity security of the registrant registered pursuant to section 12 of the Securities Exchange Act of 1934.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable to this report.

ITEM 10. CONTROLS AND PROCEDURES

     (a) The registrant's managing trustee has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the 1940 Act (17 CFR 270.30a-2(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)).

     (b) There were no changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

     (a) Code of Ethics. Not required. See Item 2.

     (b) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of
2002.

     (c) Statement pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.


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                                       18

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: February 27, 2004

                                               EQUITY SECURITIES TRUST II


                                               By: /s/ Donald J. Puglisi
                                                   -----------------------------
                                               Name:   Donald J. Puglisi
                                               Title:  Managing Trustee


     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dated: February 27, 2004


                                               By: /s/ Donald J. Puglisi
                                                   -----------------------------
                                               Name:   Donald J. Puglisi
                                               Title:  Managing Trustee